Share capital:	9 Months Ended
Sep. 30, 2018
Share Capital
3. Share capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a) Private placements:

For the nine-month periods ended September 30, 2018, the Corporation completed ten private placements and placement of warrant exercise for a total consideration of $9,931,957. A total of 3,471,283 common shares were issued at an average price of $2.86 per share. The Corporation sold 50,000 shares to one of its officers at $3.00 per share as shares subscription receivable. The Corporation granted 100,000 shares to its Corporate Legal Counsel at $3.14 per share for services rendered.

(b) Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled. As at September 30, 2018, 1,760,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the nine-month period ended September 30, 2018 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2018, the range of exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired / Cancelled	-	-	-
Not vested	30,000	3.43	3.85
Outstanding, September 30, 2018	5,740,000	$1.76	6.62
Options exercisable	5,710,000	$1.75	6.64

(b) Stock-based commission:

For the nine-month periods ended September 30, 2018, the corporation issued 10,000 shares to a broker at $3.19 per share as commission fee.

(d) Stock-based compensation:

Stock -based compensation includes stock option and stock granted to employees.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2018	2017	2018	2017
Stock options and stock compensation granted in:
2015	828,876	1,222,498	2,749,645	4,069,246
2016 and 2017	–	1,083,375	–	1,118,975
2018	341,821	–	341,821	–

Total stock-based compensation expense recognized	$1,170,697	$2,305,873	$3,091,466	$5,188,221

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Stock-based compensation pertaining to general and administrative	$728,438	$1,694,624	$1,688,822	$3,153,598
Stock-based compensation pertaining to research and development	442,259	611,249	1,402,644	2,034,623
Total	$1,170,697	$2,305,873	$3,091,466	$5,188,221